Related Party Balances and Transactions - Schedule of Consolidated Financial Statements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Directors’ remuneration to Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	$ 150,000	$ 120,000
Directors’ remuneration to Ms. Fong Hei Yue, Tina [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	150,000	120,000
Directors’ Share Incentive Plan to Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	105,680
Directors’ Share Incentive Plan to Ms. Fong Hei Yue, Tina [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	105,680
Director’s bonus of Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties		750,000
Director’s welfare, accommodation and insurance to Mr. Siu Wing Fung, Alfred [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	29,846
Advisory services on fund raising project to Mr Siu, Daniel [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	32,308
Marketing/Administrative service fee to Harcourt Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Transactions with related parties	$ 230,769